Reserves (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [line items]
Total Reserves	£ 1,770	£ 4,461
Currency translation reserve
Disclosure of reserves within equity [line items]
Total Reserves	2,740	2,871
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Total Reserves	(283)	5
Cash flow hedging reserve
Disclosure of reserves within equity [line items]
Total Reserves	(853)	1,575
Own credit reserve
Disclosure of reserves within equity [line items]
Total Reserves	(960)	(954)
Other reserves and treasury shares
Disclosure of reserves within equity [line items]
Total Reserves	£ 1,126	£ 964